REVENUE (Tables)	6 Months Ended
Jun. 30, 2026
Revenue
Schedule of net revenue

	For the six months ended June 30,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Sports school business – Membership	3,042,937,331	3,089,439,676	18,999,076
Sports school business – Events	796,601,540	763,606,967	4,695,941
Sports school business – Others	98,944,148	293,181,342	1,802,972
Social business	1,551,106,499	1,830,269,518	11,255,578
Subtotal	5,489,589,518	5,976,497,503	36,753,567
Add: reversal of sales refund provision	(778,697)	2,289,538	14,080
Total	5,488,810,821	5,978,787,041	36,767,647

	For the six months ended June 30,
	2025	2026	2026
	JPY	JPY	US$
	(Unaudited)	(Unaudited)	(Unaudited)
Timing of revenue recognition
Transferred over time	4,442,533,640	4,921,998,732	30,268,733
Transferred at a point in time	1,046,277,181	1,056,788,309	6,498,914
Total	5,488,810,821	5,978,787,041	36,767,647

*	Provision and Reversal for sales refund